Income Taxes (Details) - Schedule of Income Tax Provision - Successor [Member] - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023
Current income tax (benefit) expense
Federal			$ (22,007)
State
Total current income tax benefit			(22,007)
Deferred tax (benefit) expense:
Federal			(146,762)
State			(325,795)
Valuation allowance			(571,975)
Total deferred income tax (benefit) expense			(2,365,632)
Total income tax (benefit) expense	$ (2,387,639)	$ (1,431,936)	$ (2,387,639)